Other comprehensive income (loss) - Changes in Accumulated other comprehensive income (loss) (Detail) - JPY (¥) ¥ in Millions	3 Months Ended				6 Months Ended
	Sep. 30, 2018		Sep. 30, 2017		Sep. 30, 2018		Sep. 30, 2017
Accumulated other comprehensive income (loss) [Line Items]
Balance at beginning of year	¥ (22,547)		¥ 31,088		¥ (59,356)		¥ 33,652
Other comprehensive income (loss) before reclassifications	21,938		3,784		58,661		849
Reclassifications out of accumulated other comprehensive income (loss)	6,982	[1]	713	[2]	7,068	[3]	1,084	[2]
Net change during the period	28,920		4,497		65,729		1,933
Balance at end of period	6,373		35,585		6,373		35,585
Cumulative translation adjustments [Member]
Accumulated other comprehensive income (loss) [Line Items]
Balance at beginning of year	16,263		50,369		(15,596)		47,767
Other comprehensive income (loss) before reclassifications	22,368		7,258		54,170		9,860
Reclassifications out of accumulated other comprehensive income (loss)	6,905	[1]	(26)	[2]	6,962	[3]	(26)	[2]
Net change during the period	29,273		7,232		61,132		9,834
Balance at end of period	45,536		57,601		45,536		57,601
Pension liability adjustment [Member]
Accumulated other comprehensive income (loss) [Line Items]
Balance at beginning of year	(47,117)		(42,626)		(47,837)		(41,020)
Other comprehensive income (loss) before reclassifications	494		1,437		1,172		(712)
Reclassifications out of accumulated other comprehensive income (loss)	43	[1]	532	[2]	85	[3]	1,075	[2]
Net change during the period	537		1,969		1,257		363
Balance at end of period	(46,580)		(40,657)		(46,580)		(40,657)
Net unrealized gain on non-trading securities [Member]
Accumulated other comprehensive income (loss) [Line Items]
Balance at beginning of year		[4]	21,650			[4]	20,344
Other comprehensive income (loss) before reclassifications		[4]	(448)			[4]	971
Reclassifications out of accumulated other comprehensive income (loss)		[1],[4]	217	[2]		[3],[4]	104	[2]
Net change during the period		[4]	(231)			[4]	1,075
Balance at end of period		[4]	21,419			[4]	21,419
Own credit adjustments [Member]
Accumulated other comprehensive income (loss) [Line Items]
Balance at beginning of year	8,307		1,695		4,077		6,561
Other comprehensive income (loss) before reclassifications	(924)		(4,463)		3,319		(9,270)
Reclassifications out of accumulated other comprehensive income (loss)	34	[1]	(10)	[2]	21	[3]	(69)	[2]
Net change during the period	(890)		(4,473)		3,340		(9,339)
Balance at end of period	¥ 7,417		¥ (2,778)		¥ 7,417		¥ (2,778)

[1]	Change in cumulative translation adjustments, net of tax in other comprehensive income (loss) for three months ended September 30, 2018 includes reclassification adjustment of \6,956 million for loss due to substantially complete liquidation of an investment in a foreign entity. The adjustment is recognized in Non-interest expenses-Other.
[2]	Reclassifications out of accumulated other comprehensive income (loss) were not significant.
[3]	Change in cumulative translation adjustments, net of tax in other comprehensive income (loss) for six months ended September 30, 2018 includes reclassification adjustment of \6,956 million for loss due to substantially complete liquidation of an investment in a foreign entity. The adjustment is recognized in Non-interest expenses-Other.
[4]	See Note 6 "Non-trading securities" for further information. As Nomura disposed of the interest in its insurance subsidiary, there are no unrealized gains and losses of non-trading securities recognized in other comprehensive income as of March 31 and September 30, 2018.